Share-based Compensation Expense - Share-based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 2,668	$ 2,922	$ 5,084	$ 5,262
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,776	1,587	3,457	2,971
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	885	1,335	1,612	2,291
Capitalized
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 7	$ 0	$ 15	$ 0